Derivative Instruments (Schedule Of Fair Value Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (98,592)	$ 3,508,794
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,097,472	3,227,734
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	312,136	3,290,973
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(187,779)	233,068
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	394,563	55,528
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(140)	810
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	295,006	(113,189)
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,723)	76,581
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	287,409	(316,037)
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,196,064)	281,060
Long Positions [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,836,634	3,223,072
Long Positions [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,282,019)	(1,936,007)
Long Positions [Member] | Futures Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,395,531	1,431,741
Long Positions [Member] | Futures Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(734,129)	(964,869)
Long Positions [Member] | Energies [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	340,590
Long Positions [Member] | Energies [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(106,604)	(59,830)
Long Positions [Member] | Grains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	19,178	480
Long Positions [Member] | Grains [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,420)	(18,990)
Long Positions [Member] | Interest Rates [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	15,841	1,324,780
Long Positions [Member] | Interest Rates [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(74,086)	(178,816)
Long Positions [Member] | Livestock [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(140)
Long Positions [Member] | Metals [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	643,619	33,972
Long Positions [Member] | Metals [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(256,322)	(544,058)
Long Positions [Member] | Softs [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	15,605
Long Positions [Member] | Softs [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,265)
Long Positions [Member] | Stock Indices [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	360,698	72,509
Long Positions [Member] | Stock Indices [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(293,292)	(163,175)
Long Positions [Member] | Forward Currency Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,441,103	1,791,331
Long Positions [Member] | Forward Currency Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(547,890)	(971,138)
Short Positions [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,694,565	6,591,948
Short Positions [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,347,772)	(4,370,219)
Short Positions [Member] | Futures Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,190,981	4,521,161
Short Positions [Member] | Futures Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(754,911)	(1,760,299)
Short Positions [Member] | Energies [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	79,540	3,439,881
Short Positions [Member] | Energies [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,390)	(89,078)
Short Positions [Member] | Grains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,688	254,628
Short Positions [Member] | Grains [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(210,225)	(3,050)
Short Positions [Member] | Interest Rates [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	562,011	73
Short Positions [Member] | Interest Rates [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(109,203)	(1,090,509)
Short Positions [Member] | Livestock [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		1,960
Short Positions [Member] | Livestock [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(1,150)
Short Positions [Member] | Metals [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	286,283	657,517
Short Positions [Member] | Metals [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(378,574)	(260,620)
Short Positions [Member] | Softs [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,852	83,680
Short Positions [Member] | Softs [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(24,915)	(7,099)
Short Positions [Member] | Stock Indices [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	250,607	83,422
Short Positions [Member] | Stock Indices [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(30,604)	(308,793)
Short Positions [Member] | Forward Currency Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	503,584	2,070,787
Short Positions [Member] | Forward Currency Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (4,592,861)	$ (2,609,920)